Loans Receivable, Net (Past Due Financing Receivables) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,740,147	$ 21,943,819
60-89 Days Past Due	6,894,706	5,987,075
90 Days or More Past Due	18,404,118	22,658,260
Total Past Due	30,038,971	50,589,154
Current	376,221,742	391,774,235
Total	406,260,713	442,363,389
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	2,778,235
60-89 Days Past Due	1,794,644	742,345
90 Days or More Past Due	3,757,801	3,638,929
Total Past Due	5,552,445	7,159,509
Current	85,125,180	90,648,408
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,862,611	659,028
60-89 Days Past Due	211,756	352,421
90 Days or More Past Due	646,136	620,358
Total Past Due	2,720,503	1,631,807
Current	53,874,590	57,053,193
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	445,113	174,420
60-89 Days Past Due	36,079	209,418
90 Days or More Past Due	86,991	20,808
Total Past Due	568,183	404,646
Current	7,495,718	9,147,929
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,432,423	18,332,136
60-89 Days Past Due	4,852,227	4,682,891
90 Days or More Past Due	13,913,190	18,378,165
Total Past Due	21,197,840	41,393,192
Current	229,726,254	234,924,705
Total	$ 250,924,094	$ 276,317,897